ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	As of December 31,
	2022	2023	2023
	RMB	RMB	USD

Cash and cash equivalents	3,731	98,456	13,867
Short-term investments	734,142	527,692	74,324
Prepaid expenses and other current assets, net	1,787	268	38
Amounts due from subsidiaries and VIEs	6,459,723	6,508,527	916,707
Total current assets	7,199,383	7,134,943	1,004,936

Long-term investments	—	209,252	29,473

TOTAL ASSETS	7,199,383	7,344,195	1,034,409

Accrued expenses and other current liabilities	5,072	4,636	653
Amounts due to subsidiaries and VIEs	108,120	108,120	15,228
Total current liabilities	113,192	112,756	15,881

Deficit of investments in subsidiaries and VIEs	3,990,362	4,125,174	581,020

TOTAL LIABILITIES	4,103,554	4,237,930	596,901

Class A ordinary shares (par value of USD0.0001 per share; 800,000,000 shares authorized as of December 31, 2022 and 2023; 100,077,116 and 101,974,316 shares issued; 99,553,256 and 98,806,602 shares outstanding as of December 31, 2022 and 2023)	67	68	10
Class B ordinary shares (par value of USD0.0001 per share; 100,000,000 shares authorized as of December 31, 2022 and 2023, 73,305,288 shares issued and outstanding as of December 31, 2022 and 2023)	48	48	6
Treasury stock, at cost	—	(85,178)	(11,997)
Additional paid-in capital	7,915,899	7,987,957	1,125,080
Accumulated other comprehensive loss	(64,062)	(33,209)	(4,677)
Statutory reserves	40,380	50,225	7,074
Accumulated deficit	(4,796,503)	(4,813,646)	(677,988)
TOTAL SHAREHOLDERS’ EQUITY	3,095,829	3,106,265	437,508
TOTAL LIABILITIES AND TOTAL SHAREHOLDERS’ EQUITY	7,199,383	7,344,195	1,034,409

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF OPERATIONS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
General and administrative expenses	(25,357)	(8,807)	(8,477)	(1,194)
Total operating expenses	(25,357)	(8,807)	(8,477)	(1,194)
Loss from operations	(25,357)	(8,807)	(8,477)	(1,194)
Equity in (loss)/gain of subsidiaries and VIEs	(3,106,437)	45,545	(28,414)	(4,002)
Income/(loss) from non-operations	28,329	(23,566)	29,593	4,168
(Loss)/income before income tax	(3,103,465)	13,172	(7,298)	(1,028)
Net (loss)/income	(3,103,465)	13,172	(7,298)	(1,028)

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF COMPREHENSIVE (LOSS)/INCOME

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
Net (loss)/income	(3,103,465)	13,172	(7,298)	(1,028)
Other comprehensive (loss)/income, net of tax:
Change in cumulative foreign currency translation adjustments	(73,936)	72,703	29,804	4,198
Unrealized gains on available-for-sale investments (net of tax effect of RMB8,598, RMB8,703 and RMB6,464 for the years ended December 31, 2021, 2022 and 2023, respectively)	48,191	39,729	25,792	3,633
Transfer to statements of operations of realized gains on available-for-sale investments (net of tax effect of RMB8,302, RMB8,881 and RMB6,487 for the years ended December 31, 2021, 2022 and 2023, respectively)	(57,461)	(33,383)	(24,743)	(3,485)
Total comprehensive (loss)/income	(3,186,671)	92,221	23,555	3,318

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

STATEMENT OF CASH FLOWS

(In thousands of RMB and USD, except for share, per share and per ADS data, or otherwise noted)

	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	USD
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)/income	(3,103,465)	13,172	(7,298)	(1,028)
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Equity in loss/(gain) of subsidiaries and VIEs	3,106,437	(45,545)	28,414	4,002
Realized gains from investments	(8,498)	—	(4,946)	(697)
Fair value change of fair value option	—	31,080	(5,301)	(747)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	2,083	(1,324)	4,145	584
Accrued expenses and other current liabilities	(3,618)	(113)	(436)	(61)
Net cash (used in)/generated from operating activities	(7,061)	(2,730)	14,578	2,053

CASH FLOWS FROM INVESTING ACTIVITIES
Loans to subsidiaries	(6,248,209)	(303,214)	(250,744)	(35,317)
Repayment from subsidiaries	706,870	100,000	402,800	56,733
Purchase of short-term and long-term investments	(26,583,981)	(7,303,902)	(2,085,667)	(293,760)
Proceeds from maturity of short-term and long-term investments investments	32,131,469	7,478,284	2,116,220	298,063
Net cash generated from/(used in) investing activities	6,149	(28,832)	182,609	25,719

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	7	—	12	2
Repurchase of ordinary shares	—	—	(90,492)	(12,746)
Net cash generated from/(used in) financing activities	7	—	(90,480)	(12,744)
Effect of exchange rate changes	3,735	24,033	(11,982)	(1,687)
Net increase/(decrease) in cash and cash equivalents	2,830	(7,529)	94,725	13,341
Cash and cash equivalents at beginning of the year	8,430	11,260	3,731	526
Cash and cash equivalents at end of the year	11,260	3,731	98,456	13,867

ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

NOTES TO FINANCIAL STATEMENTS

(In thousands of RMB and USD, except for share and per share data, or otherwise noted)

1. BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Parent Company used the equity method to account for investments in its subsidiaries, VIE and VIE’s subsidiaries. The condensed financial information is provided since the restricted net assets of the Group’s subsidiaries, the VIE and the VIE’s subsidiaries were over the 25% of the consolidated net assets of the Group as of December 31, 2023.

2. INVESTMENT IN SUBSIDIARIES AND VIE AND VIE'S SUBSIDIARIES

The Parent Company and its subsidiaries, VIE and VIE’s subsidiaries were included in the consolidated financial statements where inter-company balances and transactions were eliminated upon consolidation. For purpose of the Parent Company’s stand-alone financial statements, its investments in subsidiaries, VIE and VIE’s subsidiaries were reported using the equity method of accounting. The Parent Company’s share of loss from its subsidiaries, VIE and VIE’s subsidiaries were reported as share of loss of subsidiaries, VIE and VIE’s subsidiaries in the accompanying Parent Company financial statements. Ordinarily under the equity method, an investor in an equity method investee would cease to recognize its share of the losses of an investee once the carrying value of the investment has been reduced to RMB nil absent an undertaking by the investor to provide continuing support and fund losses. For the purpose of this Schedule I, the Parent Company has continued to reflect its share, based on its proportionate interest, of the losses of subsidiaries, VIE and VIE’s subsidiaries regardless of the carrying value of the investment even though the Parent Company is not obligated to provide continuing support or fund losses.

3. CONVENIENCE TRANSLATION

The Group’s business is primarily conducted in mainland China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into US dollars using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the balance sheet, and the related statement of operations and cash flows from Renminbi (“RMB”) into US dollars as of and for the year ended December 29, 2023 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.0999, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 29, 2023. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 29, 2023, or at any other rate.